Assets and Liabilities Held for Sale (Notes)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Assets and Liabilities Held for Sale
Divestiture
On January 19, 2016, we signed a Business Purchase Agreement ("BPA") with Green Machines International GmbH and Green Machines Sweepers UK Limited ("Buyers"), subsidiaries of M&F Management and Financing GmbH, which is also the parent company of the master distributor of our products in Central Eastern Europe, Middle East and Africa, TCS EMEA GmbH, for the sale of our Green Machines outdoor city cleaning line. The sale closed on January 31, 2016. Including working capital adjustments, the aggregate consideration for the Green Machines business was $5,774.
Subsequent to the closing date, we entered into a distributor agreement with Green Machine Sweepers UK Limited, an affiliate of Green Machines International GmbH, for the exclusive right for Tennant to distribute, market, sell, rent and lease Green Machines products, aftermarket parts and consumables in the Americas and APAC. As part of this distributor agreement, we entered into a purchase commitment obligating us to purchase $12,000 of products and aftermarket parts and consumables annually for the next two years, for a total purchase commitment of $24,000.
On October 25, 2016, we signed Amendment No. 1 to the distributor agreement ("amended distributor agreement") with Green Machine Sweepers UK Limited, whereby we waived our exclusive rights to distribute Green Machine products and parts in specified APAC and Latin America countries, and our obligation to purchase $24,000 of Green Machines products, aftermarket parts and consumables over two years was canceled. In connection with the amended distributor agreement, we provided a $2,000 non-interest bearing cash advance to TCS EMEA GmbH, the master distributor of our products in Central Eastern Europe, Middle East and Africa, who is an affiliate of Green Machine Sweepers UK Limited. The cash advance is repayable in 36 equal installments beginning in January 2017.
Also on October 25, 2016, we signed Amendment No. 1 to the BPA ("Amended BPA") with the Buyers. The Amended BPA finalized the working capital adjustment and amended the payment terms for the remaining purchase price. The total aggregate consideration will be paid as follows:

•	Initial cash consideration of $285, which was received during the first quarter of 2016.

•	The remaining purchase price of $5,489 will be financed and received in 16 equal installments on the last business day of each quarter, commencing with the quarter ended March 31, 2018.
In 2016, as a result of this divestiture, we recorded a pre-tax loss of $149 in our Profit from Operations in the Consolidated Statements of Earnings. The impact of the recorded loss and the sale of Green Machines is not material to our earnings as Green Machines only accounted for approximately two percent of our total sales.
We have identified Green Machines International GmbH as a variable interest entity ("VIE") and have performed a qualitative assessment to determine if Tennant is the primary beneficiary of the VIE. We have determined that we are not the primary beneficiary of the VIE and consolidation of the VIE is not considered necessary.
Assets and Liabilities Held for Sale
On August 19, 2015, we adopted a plan to sell assets and liabilities of our Green Machines outdoor city cleaning line as a result of determining that the product line, which constituted approximately two percent of our total sales, did not sufficiently complement our core business. The long-lived assets involved were tested for recoverability as of the 2015 third quarter balance sheet date; accordingly, a pre-tax impairment loss of $11,199 was recognized, which represents the amount by which the carrying values of the assets exceeded their fair value, less costs to sell. The $11,199 consisted of $10,577 of intangible assets and $622 of fixed assets. The impairment loss is recorded as a separate line item ("Impairment of Long-Lived Assets") in the Consolidated Statements of Earnings. The carrying value of the assets and liabilities that are held for sale are separately presented in the Consolidated Balance Sheets in the captions "Assets Held for Sale" and "Liabilities Held for Sale," respectively. The long-lived assets classified as held for sale are no longer being depreciated.
On January 19, 2016, we signed a BPA with Green Machines International GmbH and affiliates, subsidiaries of M&F, which is also parent company of the master distributor of our products in Central Eastern Europe, Middle East and Africa, TCS EMEA GmbH, for the sale of our Green Machines outdoor city cleaning line. Per the BPA, the sale officially closed on January 31, 2016. Further details regarding the sale of our Green Machines outdoor city cleaning line are discussed in Note 4.
The assets and liabilities of Green Machines held for sale as of December 31, 2015 consisted of the following:

Assets:
Accounts Receivable	$1,715
Inventories	4,679
Prepaid Expenses	239
Property, Plant and Equipment, net	193
Total Assets Held for Sale	$6,826

Liabilities:
Employee Compensation and Benefits	$338
Other Current Liabilities	116
Total Liabilities Held for Sale	$454